Share Capital and Reserves	12 Months Ended
Dec. 31, 2020
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Share Capital and Reserves
9
– Share Capital and Reserves

A.	Authorized Share Capital
The Company is authorized to issue an unlimited number of common shares without par value.
Under the Company’s normal course issuer bid (“NCIB”), the Company is able until April 5, 2021, to purchase up to 17.2 million common shares. The NCIB provides the Company with the option to purchase its common shares from time to time.
During the year ended December 31, 2020, the Company, utilizing its previous NCIB, purchased and cancelled approximately 4.6 million common shares.
In May 2020, the Company established an
at-the-market
equity program (the “ATM Program”) whereby the Company is permitted to issue up to an aggregate of $140 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The volume and timing of distributions under the ATM Program is determined at the Company’s sole discretion, subject to applicable regulatory limitations. The ATM Program is effective until May 2022, unless terminated prior to such date by the Company. The Company has not utilized or sold any shares under the ATM Program.

B.	Stock Options of the Company
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company’s other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant.
During the year ended December 31, 2020, the Company issued 2,812,000 options with a weighted average exercise price of CAD
$
9.43 and a fair value of $4.0 million or $1.42 per option. The fair value of the options granted was determined using a Black-Scholes model using the following weighted average assumptions: grant date share price and exercise price of CAD
$
9.43, expected volatility of 30%, risk-free interest rate of 0.20%
, dividend yield of
0.85
%,
and an expected life of 3 years. Expected volatility was determined by considering the trailing 3 year historic al
average share price volatility of similar companies in the same industry and business model.

A summary of the Company’s options and the changes for the year is as follows:

	Number of options	Weighted average exercise price per share (CAD) 1
Options outstanding at December 31, 2018	9,322,641	4.58

Granted	1,427,000	8.89
Exercised	(3,181,108)	(2.99)

Options outstanding at December 31, 2019	7,568,533	6.06

Granted	2,812,000	9.43
Exercised	(1,253,430)	(4.42)

Options outstanding at December 31, 2020	9,127,103	7.33

1	For options exercisable in British Pounds Sterling (“GBP”), exercise price is translated to Canadian Dollars (“CAD”) using the period end exchange rate.
The weighted

average share price, at the time of exercise, for those shares that were exercised during the year ended December 31, 2020 was CAD11.65 per share (2019 — CAD7.75). The weighted average remaining contractual life of the options as at December 31, 2020 was 3.41 years (2019 — 3.38 years).
A summary of the Company’s share purchase options as of December 31, 2020 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Weighted average exercise price per share (CAD) 1, 2
2021	699,000	699,000	4.96	4.96
2022	1,067,438	1,067,438	4.98 - 15.00	5.37
2023	3,121,665	2,078,335	5.92	5.92
2024	1,427,000	475,670	8.89	8.89
2025	2,812,000	—	9.43	—

	9,127,103	4,320,443		5.96

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.
2	Weighted average exercise price of options that are exercisable.

C.	Share Purchase Warrants

A summary of the Company’s warrants and the changes for the year is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants
Warrants outstanding at December 31, 2018	22,965,400	22,965,400

Exercised	(1,506,051)	(1,506,051)

Warrants outstanding at December 31, 2019	21,459,349	21,459,349

Exercised	(21,091,325)	(21,091,325)

Expired unexercised	(368,024)	(368,024)

Warrants outstanding at December 31, 2020	—	—

The weighted-average share price, at the time of exercise, for those warrants that were exercised during the year ended December 31, 2020 was $6.88 per share (year ended December 31, 2019 — $6.98).
In April 2020, the Company completed the early warrant exercise incentive program whereby 15 million outstanding and unlisted share purchase warrants were exercised at a price of $3.35 per warrant (reduced from $3.50 per warrant), resulting in an additional $50.3 million in cash. The modification resulted in a $2.1 million increase to the fair value of the warrants, the cost of which was recorded within equity as a share issuance cost.

D.	Restricted Share Rights
The Company has a restricted share plan (the “Restricted Share Plan”) whereby the Company may grant restricted share rights (“RSRs”) to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 4,500,000 restricted share rights.
During the year ended December 31, 2020, the Company granted 307,000 RSRs with a fair value of $2.3 million, a three year vesting term, and a weighted average grant date fair value of $7.39 per unit. As of December 31, 2020, the Company had 2,645,165 RSRs outstanding.

E.	Diluted Earnings Per Share
Diluted earnings per share is calculated based on the following:

In $000s (excluding per share amounts)	Year Ended December 31, 2020	Year Ended December 31, 2019
Net income for the year	$13,817	$16,397

Basic weighted average number of shares	187,507,754	177,619,824
Basic earnings per share	$0.07	$0.09

Effect of dilutive securities
Stock options	2,732,900	2,397,114
Warrants	4,318,675	8,154,232
Restricted share rights	2,348,511	2,048,843

Diluted weighted average number of common shares	196,907,840	190,220,013

Diluted earnings per share	$0.07	$0.09

The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD
$
10.48 during the year ended December 31, 2020 (2019 — CAD
$
7.72).

	Year Ended December 31, 2020	Year Ended December 31, 2019
Stock options	217,376	131,266
Restricted share rights	—	52,411